Long-Term Debt (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Debt Disclosure [Abstract]
Schedule of Long-term Debt Instruments
Long-term debt consists of the following (dollars in thousands):

	June 30, 2012	December 31, 2011
Senior Dollar Term B-1 Credit Facility – due 2018	$1,621,850	$1,630,000
Senior Euro Term B-1 Credit Facility – due 2018	313,176	324,000
Senior Term B-2 Credit Facility – due 2016	323,375	325,000
10.5% Second Lien Senior Secured Notes due 2018	1,750,000	1,750,000
12.5% Senior Unsecured Notes due 2019	750,000	750,000
3.25% Convertible Senior Notes due 2015	701	701
Notional amount of debt	4,759,102	4,779,701
Senior Dollar Term B-1 Credit Facility Discount, net of accretion	(52,298)	(55,942)
Senior Euro Term B-1 Credit Facility Discount, net of accretion	(14,521)	(15,430)
Senior Term B-2 Credit Facility Discount, net of accretion	(8,627)	(9,487)
Second Lien Senior Secured Notes Discount, net of accretion	(29,488)	(31,063)
Senior Unsecured Notes Discount, net of accretion	(4,384)	(4,560)
Net discount on debt	(109,318)	(116,482)
Total debt, net of discount	4,649,784	4,663,219
Less: Current installments	(23,399)	(23,491)
	$4,626,385	$4,639,728

Long-term debt consists of the following (dollars in thousands):

	December 31, 2011	December 31, 2010
	Successor	Predecessor
Senior Credit Facility – due 2013 (1)	$—	$527,333
Senior Revolving Credit Facility – due 2013 (1)	—	—
Senior Term B-2 Credit Facility – due 2016	325,000	—
Less: Senior Term B-2 Credit Facility Discount, net of accretion	(9,487)	—
Senior Dollar Term B-1 Credit Facility – due 2018	1,630,000	—
Less: Senior Dollar Term B-1 Credit Facility Discount, net of accretion	(55,942)	—
Senior Euro Term B-1 Credit Facility – due 2018	324,000	—
Less: Euro Term B-1 Credit Facility Discount, net of accretion	(15,430)	—
Senior Revolving Credit Facility – due 2016	—	—
3.25% Convertible Senior Notes due 2015	701	690,000
Less: Convertible Notes Discount, net of accretion	—	(112,543)
10.5% Second Lien Senior Secured Notes due 2018	1,750,000	—
Less: Second Lien Senior Secured Notes Discount, net of accretion	(31,063)	—
12.5% Senior Unsecured Notes due 2019	750,000	—
Less: Senior Unsecured Notes Discount, net of accretion	(4,560)	—
	4,663,219	1,104,790
Less: Current installments	(23,491)	(169,500)
	$4,639,728	$935,290
(1)All outstanding amounts were repaid in connection with the Merger completed on November 4, 2011.

Schedule of Redemption Prices for Second Lien Notes
At any time on or after November 1, 2015, we may redeem the second lien notes, in whole or in part, at the following redemption prices (expressed as percentages of the principal amount) if redeemed during the twelve‑month period commencing on November 1 of the year set forth below, plus, in each case, accrued and unpaid interest thereon, if any, to the date of redemption:

Year	Price
2015	105.250%
2016	102.625%
2017 and thereafter	100.000%

Schedule of Redemption Prices for Senior Unsecured Notes
At any time on or after November 1, 2015, we may redeem the senior unsecured notes, in whole or in part, at the following redemption prices (expressed as percentages of the principal amount) if redeemed during the twelve‑month period commencing on November 1 of the year set forth below, plus, in each case, accrued and unpaid interest thereon, if any, to the date of redemption:

Year	Price
2015	106.250%
2016	103.125%
2017 and thereafter	100.000%

Schedule of Maturities of Long-term Debt	Future maturities of long-term debt at December 31, 2011 were (dollars in thousands):

Year	Amount
2012	$23,491
2013	$22,790
2014	$22,790
2015	$22,790
2016	$331,540
Thereafter	$4,356,300